FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED STATEMENTS OF SHAREHOLDERS' EQUITY (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016		Mar. 31, 2015
Increase (Decrease) in Stockholders' Equity
Balance		$ 342,826
Conversion of participating convertible redeemable preferred shares to common shares					$ 264,509
Share-based compensation expenses		$ 1,941	$ 1,949		9,153
Issuance of common shares in connection with exercise of options			$ 8,035	[1]	$ 822
Issuance of common shares in connection with exercise of options (in shares)		274,565	995,255		277,319
Issuance of common shares, to option pool, in connection with share-based compensation arrangement		$ 4			$ 16
Capital contribution of non-controlling interest holder			$ 457
Exercise of employee share options	[1]	1,324
Settlement of acquisition payable of Shanghai Huajian Health Examination Management Co., Ltd.			7,206
Purchase of non-controlling interest		906	(1,664)
Net income (Loss)		(11,251)	18,325		27,113
Unrealized gain (loss) on available-for-sale investment		(161)	186
Balance		312,437	342,826
iKang Shanghai Gubei
Increase (Decrease) in Stockholders' Equity
Purchase of non-controlling interest			(788)
PARENT COMPANY
Increase (Decrease) in Stockholders' Equity
Balance		342,826	319,130		(126,957)
Conversion of participating convertible redeemable preferred shares to common shares					264,509
Share-based compensation expenses		1,941	$ 1,949		9,153
Issuance of common shares in connection with exercise of options					822
Issuance of common shares in connection with exercise of options (in shares)			8,035,000
Issuance of common shares, to option pool, in connection with share-based compensation arrangement		4			16
Exercise of employee share options		1,324
Settlement of acquisition payable of Shanghai Huajian Health Examination Management Co., Ltd.			$ 7,206
Net income (Loss)		(11,251)	18,325		27,113
Foreign currency translation adjustment		(18,884)	(11,703)		172
Unrealized gain (loss) on available-for-sale investment		(161)	186
Balance		312,437	342,826		319,130
PARENT COMPANY | Shenzhen Hospital Management
Increase (Decrease) in Stockholders' Equity
Purchase of non-controlling interest		$ (3,362)
PARENT COMPANY | Shanghai Jianwei Management
Increase (Decrease) in Stockholders' Equity
Capital contribution of non-controlling interest holder					(50)
PARENT COMPANY | WA HK
Increase (Decrease) in Stockholders' Equity
Capital contribution of non-controlling interest holder					$ (1,984)
PARENT COMPANY | iKang Shanghai Gubei
Increase (Decrease) in Stockholders' Equity
Purchase of non-controlling interest			$ (302)
Common
Increase (Decrease) in Stockholders' Equity
Balance (in shares)		34,361,539	34,361,539		6,169,674
Conversion of participating convertible redeemable preferred shares to common shares					$ 208
Conversion of participating convertible redeemable preferred shares to common shares (in shares)					20,781,515
Issuance of common shares in connection with exercise of options					$ 1
Issuance of common shares in connection with exercise of options (in shares)		10,000			80,000
Issuance of common shares, to option pool, in connection with share-based compensation arrangement		$ 4			$ 16
Issuance of common shares, to option pool, in connection with share-based compensation arrangement (in shares)		350,000			1,600,000
Balance (in shares)		34,721,539	34,361,539		34,361,539
Common | PARENT COMPANY
Increase (Decrease) in Stockholders' Equity
Balance		$ 343	$ 343		$ 61
Balance (in shares)		34,361,539	34,361,539		6,169,674
Conversion of participating convertible redeemable preferred shares to common shares					$ 208
Conversion of participating convertible redeemable preferred shares to common shares (in shares)					20,781,515
Issuance of common shares in connection with exercise of options					$ 1
Issuance of common shares in connection with exercise of options (in shares)		10,000			80,000
Issuance of common shares, to option pool, in connection with share-based compensation arrangement		$ 4			$ 16
Issuance of common shares, to option pool, in connection with share-based compensation arrangement (in shares)		350,000			1,600,000
Balance		$ 347	$ 343		$ 343
Balance (in shares)		34,721,539	34,361,539		34,361,539
Additional paid-in capital
Increase (Decrease) in Stockholders' Equity
Conversion of participating convertible redeemable preferred shares to common shares					$ 264,301
Share-based compensation expenses		$ 1,941	$ 1,949		9,153
Issuance of common shares in connection with exercise of options			8,035	[1]	821
Exercise of employee share options	[1]	1,324
Settlement of acquisition payable of Shanghai Huajian Health Examination Management Co., Ltd.			7,202
Additional paid-in capital | Shanghai Jianwei Management
Increase (Decrease) in Stockholders' Equity
Capital contribution of non-controlling interest holder					(50)
Additional paid-in capital | WA HK
Increase (Decrease) in Stockholders' Equity
Capital contribution of non-controlling interest holder					(1,984)
Additional paid-in capital | iKang Shanghai Gubei
Increase (Decrease) in Stockholders' Equity
Purchase of non-controlling interest			(302)
Additional paid-in capital | PARENT COMPANY
Increase (Decrease) in Stockholders' Equity
Balance		436,746	419,862		1,342
Conversion of participating convertible redeemable preferred shares to common shares					264,301
Share-based compensation expenses		1,941	$ 1,949		9,153
Issuance of common shares in connection with exercise of options					821
Issuance of common shares in connection with exercise of options (in shares)			8,035,000
Exercise of employee share options		1,324
Settlement of acquisition payable of Shanghai Huajian Health Examination Management Co., Ltd.			$ 7,202
Balance		436,649	436,746		419,862
Additional paid-in capital | PARENT COMPANY | Shenzhen Hospital Management
Increase (Decrease) in Stockholders' Equity
Purchase of non-controlling interest		(3,362)
Additional paid-in capital | PARENT COMPANY | Shanghai Jianwei Management
Increase (Decrease) in Stockholders' Equity
Capital contribution of non-controlling interest holder					(50)
Additional paid-in capital | PARENT COMPANY | WA HK
Increase (Decrease) in Stockholders' Equity
Capital contribution of non-controlling interest holder					(1,984)
Additional paid-in capital | PARENT COMPANY | iKang Shanghai Gubei
Increase (Decrease) in Stockholders' Equity
Purchase of non-controlling interest			(302)
Accumulated deficit | PARENT COMPANY
Increase (Decrease) in Stockholders' Equity
Balance		(86,686)	(105,011)		(132,124)
Net income (Loss)		(11,251)	18,325		27,113
Balance		(97,937)	(86,686)		(105,011)
Accumulated other comprehensive income
Increase (Decrease) in Stockholders' Equity
Settlement of acquisition payable of Shanghai Huajian Health Examination Management Co., Ltd.			4
Unrealized gain (loss) on available-for-sale investment		(161)	186
Accumulated other comprehensive income | PARENT COMPANY
Increase (Decrease) in Stockholders' Equity
Balance		(7,577)	3,936		3,764
Settlement of acquisition payable of Shanghai Huajian Health Examination Management Co., Ltd.			4
Foreign currency translation adjustment		(18,884)	(11,703)		172
Unrealized gain (loss) on available-for-sale investment		(161)	186
Balance		$ (26,622)	$ (7,577)		3,936
IPO
Increase (Decrease) in Stockholders' Equity
Issuance of common shares					132,937
IPO | PARENT COMPANY
Increase (Decrease) in Stockholders' Equity
Issuance of common shares					132,937
IPO | Common
Increase (Decrease) in Stockholders' Equity
Issuance of common shares					$ 52
Issuance of common shares (in shares)					5,215,794
IPO | Common | PARENT COMPANY
Increase (Decrease) in Stockholders' Equity
Issuance of common shares					$ 52
Issuance of common shares (in shares)					5,215,794
IPO | Additional paid-in capital
Increase (Decrease) in Stockholders' Equity
Issuance of common shares					$ 132,885
IPO | Additional paid-in capital | PARENT COMPANY
Increase (Decrease) in Stockholders' Equity
Issuance of common shares					132,885
Green Shoe
Increase (Decrease) in Stockholders' Equity
Issuance of common shares					13,399
Green Shoe | PARENT COMPANY
Increase (Decrease) in Stockholders' Equity
Issuance of common shares					13,399
Green Shoe | Common
Increase (Decrease) in Stockholders' Equity
Issuance of common shares					$ 5
Issuance of common shares (in shares)					514,556
Green Shoe | Common | PARENT COMPANY
Increase (Decrease) in Stockholders' Equity
Issuance of common shares					$ 5
Issuance of common shares (in shares)					514,556
Green Shoe | Additional paid-in capital
Increase (Decrease) in Stockholders' Equity
Issuance of common shares					$ 13,394
Green Shoe | Additional paid-in capital | PARENT COMPANY
Increase (Decrease) in Stockholders' Equity
Issuance of common shares					$ 13,394

[1]	Shares were previously issued to the option pool.